Other income (Tables)	12 Months Ended
Dec. 31, 2024
Other Income
Schedule of other income
	Year Ended December 31,
	2022	2023	2024	2024
	S$’000	S$’000	S$’000	US$’000

Government grants	233	41	34	25
Others	56	48	69	50
	289	89	103	75